Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,051,037.50

Principal:
Principal Collections	$14,738,519.10
Prepayments in Full	$5,520,198.45
Liquidation Proceeds	$191,440.46
Recoveries	$77,883.42
Sub Total	$20,528,041.43
Collections	$21,579,078.93

Purchase Amounts:
Purchase Amounts Related to Principal	$145,462.66
Purchase Amounts Related to Interest	$634.72
Sub Total	$146,097.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,725,176.31

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,725,176.31
Servicing Fee	$415,787.61	$415,787.61	$0.00	$0.00	$21,309,388.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,309,388.70
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,309,388.70
Interest - Class A-3 Notes	$309,715.87	$309,715.87	$0.00	$0.00	$20,999,672.83
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$20,876,120.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,876,120.83
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$20,825,887.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,825,887.83
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$20,788,402.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,788,402.16
Regular Principal Payment	$18,526,323.17	$18,526,323.17	$0.00	$0.00	$2,262,078.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,262,078.99
Residual Released to Depositor	$0.00	$2,262,078.99	$0.00	$0.00	$0.00

Total		$21,725,176.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,526,323.17
Total					$18,526,323.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,526,323.17	$51.26	$309,715.87	$0.86	$18,836,039.04	$52.12
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$18,526,323.17	$17.60	$520,986.54	$0.49	$19,047,309.71	$18.09

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$288,107,783.29	0.7971551	$269,581,460.12	0.7458952
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$435,727,783.29	0.4139342	$417,201,460.12	0.3963345

Pool Information
Weighted Average APR	2.550%	2.550%
Weighted Average Remaining Term	38.60	37.78
Number of Receivables Outstanding	22,341	21,917
Pool Balance	$498,945,136.80	$478,209,545.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$461,633,500.48	$442,796,143.44
Pool Factor	0.4353079	0.4172170

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$35,413,401.60
Targeted Overcollateralization Amount	$61,008,084.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,008,084.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$139,971.09
(Recoveries)		20	$77,883.42
Net Loss for Current Collection Period			$62,087.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1493%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4542%
Second Prior Collection Period			0.0614%
Prior Collection Period			0.5000%
Current Collection Period			0.1525%
Four Month Average (Current and Prior Three Collection Periods)			0.2920%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		798	$3,387,422.56
(Cumulative Recoveries)			$580,155.13
Cumulative Net Loss for All Collection Periods			$2,807,267.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2449%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,244.89
Average Net Loss for Receivables that have experienced a Realized Loss			$3,517.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	203	$5,680,828.54
61-90 Days Delinquent	0.13%	25	$625,871.72
91-120 Days Delinquent	0.04%	5	$167,556.56
Over 120 Days Delinquent	0.05%	7	$252,407.97
Total Delinquent Receivables	1.41%	240	$6,726,664.79

Repossession Inventory:
Repossessed in the Current Collection Period		6	$170,555.74
Total Repossessed Inventory		11	$318,227.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2145%
Prior Collection Period			0.1656%
Current Collection Period			0.1688%
Three Month Average			0.1830%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2187%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	63	$1,921,751.20
2 Months Extended	102	$3,140,044.03
3+ Months Extended	17	$374,843.13

Total Receivables Extended	182	$5,436,638.36
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer